UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22686

Blackstone / GSO Strategic Credit Fund
(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor
New York, New York 10154
 (Address of principal executive offices) (Zip code)

 (Name and address of agent for service)

Marisa Beeney
345 Park Avenue, 31st Floor
New York, New York 10154

Registrant’s telephone number, including area code: (800) 876.1121

Date of fiscal year end:     December 31

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Blackstone / GSO Strategic Credit Fund

Portfolio of Investments
September 30, 2016 (Unaudited)

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 121.88%
Aerospace and Defense - 2.10%
Camp International Holding Company, Senior Secured First Lien Term Loan, 4.750%, 08/18/2023	$7,783,777	$7,789,615
Camp International Holding Company, Senior Secured Second Lien Term Loan, 8.250%, 08/19/2024	5,468,523	5,492,448
Engility Corporation, Senior Secured First Lien Term B-2 Loan, 5.773%, 08/14/2023	2,275,372	2,300,969
		15,583,032

Automotive - 1.70%
American Tire Distributors Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 09/01/2021	1,780,362	1,762,781
Dealer Tire LLC, Senior Secured First Lien Initial Term Loan, 5.500%, 12/22/2021	4,414,856	4,459,004
Mitchell International Inc, Senior Secured Second Lien Term Loan, 8.500%, 10/11/2021	6,559,757	6,430,628
		12,652,413

Banking, Finance, Insurance and Real Estate - 8.75%
Acrisure LLC, Senior Secured First Lien Term B Loan, 6.500%, 05/19/2022	1,603,782	1,612,811
Alliant Holdings Intermediate LLC, Senior Secured First Lien 2016 Term Loan, 5.253%, 08/15/2022	4,275,000	4,299,581
AmWins Group LLC, Senior Secured First Lien New Term Loan, 4.750%, 09/06/2019	2,632,681	2,652,427
Arnhold and S Bleichroeder Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.838%, 12/01/2022	5,260,250	5,277,767
AssuredPartners Capital Inc, Senior Secured First Lien Term Loan, 5.750%, 10/24/2022	5,505,029	5,544,582
Asurion LLC, Senior Secured First Lien Incremental Tranche B-1 Term Loan, 5.000%, 05/24/2019	3,397,009	3,413,298
Asurion LLC, Senior Secured Second Lien Term Loan, 8.500%, 03/03/2021	5,763,158	5,746,329
Confie Seguros Holding II Co, Senior Secured First Lien Term B Loan, 7.000%, 11/09/2018	1,996,481	2,000,225
Cunningham Lindsey US Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/10/2019	8,839,704	7,480,600
DTZ US Borrower LLC, Senior Secured First Lien 2015-1 Converted Term Loan, 4.250%, 11/04/2021	4,850,441	4,862,567
EZE Software Group LLC, Senior Secured Second Lien Term Loan, 7.250%, 04/05/2021	2,956,466	2,889,945
Gold Merger Co Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 07/27/2023	3,662,722	3,697,078
MPH Acquisition Holdings LLC, Senior Secured First Lien Initial Term Loan, 5.000%, 06/07/2023	5,352,573	5,427,000
Solera LLC (Solera Finance Inc), Senior Secured First Lien Dollar Term Loan, 5.750%, 03/03/2023	5,829,042	5,897,650
VF Holding Corp, Senior Secured First Lien Initial Term Loan, 4.750%, 06/30/2023	2,242,991	2,255,080
Victory Capital Operating LLC, Senior Secured First Lien Initial Term Loan, 8.500%, 10/29/2021	2,047,508	2,020,635
		65,077,575

Beverage, Food and Tobacco - 2.43%
AdvancePierre Foods Inc, Senior Secured First Lien Effective Date Term Loan, 4.500%, 06/02/2023	3,346,918	3,379,132
Americold Realty Operating Partnership LP, Senior Secured First Lien Initial Term Loan, 5.750%, 12/01/2022	1,185,149	1,199,228
Candy Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, L+4.50%, 06/15/2023(b)	3,171,000	3,198,080
Chobani LLC, Senior Secured First Lien Term Loan B, L+6.50%, 09/29/2023(b)	5,458,221	5,430,930
RGIS Services LLC, Senior Secured First Lien Extended Maturity Term Loan, 5.500%, 10/18/2017	2,880,420	2,685,992
Winebow Holdings Inc, Senior Secured Second Lien Initial Term Loan, 8.500%, 12/31/2021	2,387,283	2,202,269
		18,095,631

Capital Equipment - 1.21%
Alfred Fueling Systems Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 06/21/2021	3,391,298	3,392,722
Diebold Inc, Senior Secured First Lien Dollar Term B Loan, 5.250%, 11/06/2023	1,000,000	1,012,295

	Principal Amount	Value
Capital Equipment (continued)
Meter Reading Holding LLC, Senior Secured First Lien Term B Loan, 6.750%, 08/29/2023	$4,590,909	$4,590,909
		8,995,926

Chemicals, Plastics and Rubber - 2.70%
Emerald Performance Materials LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 08/02/2021	1,748,760	1,762,427
Pinnacle Operating Corporation, Senior Secured First Lien Term B Refinancing Loan, 4.750%, 11/15/2018	9,586,470	8,819,553
PQ Corporation, Senior Secured First Lien Dollar Tranche B-1 Term Loan, 5.750%, 11/04/2022	3,524,735	3,557,057
Royal Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 06/20/2022	756,896	763,045
Tekni-Plex Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 06/01/2023	5,192,308	5,138,204
		20,040,286

Construction and Building - 10.15%
American Bath Group LLC, Senior Secured First Lien Term Loan, L+5.75%, 09/30/2023(b)	5,909,091	5,909,091
American Bath Group LLC, Senior Secured Second Lien term Loan, L+9.75%, 09/30/2024(b)	600,000	579,000
American Builders and Contractors Supply Company Inc, Senior Secured Term B Loan, L+2.75%, 09/25/2023(b)	3,770,420	3,786,444
Atkore International Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/09/2021	4,105,500	4,124,324
Builders Firstsource Inc, Senior Secured First Lien Tranche B Loan, 4.750%, 07/29/2022	5,780,049	5,822,185
C.H.I. Overhead Doors Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 07/28/2023	7,368,421	7,262,500
GYP Holdings III Corp, Senior Secured First Lien Term Loan L+3.5%, 04/01/2021(b)	4,421,053	4,419,660
Headwaters Incorporated, Senior Secured First Lien Term B-1 Loan, 4.000%, 03/24/2022	2,846,847	2,866,419
Henry Company LLC, Senior Secured First Lien Term Loan B, L+4.50%, 09/30/2023(b)	2,279,793	2,285,492
Jeld-Wen Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 10/15/2021	3,930,000	3,961,931
Jeld-Wen Inc, Senior Secured First Lien Term B-1 Loan, 4.750%, 07/01/2022	2,844,828	2,866,761
LBM Borrower LLC, Senior Secured Second Lien Initial Term Loan, 10.250%, 08/20/2023	713,476	682,558
SiteOne Landscape Supply LLC, Senior Secured First Lien Initial Term Loan, 6.250%, 04/29/2022	3,104,820	3,137,809
SRS Distribution Inc, Senior Secured First Lien Tranche B-1 Loan, L+4.25%, 08/25/2022(b)	5,502,545	5,564,449
SRS Distribution Inc, Senior Secured Second Lien 06/16 Term Loan, 9.750%, 02/25/2023	2,191,781	2,217,808
Stardust Finance Holdings Inc, Senior Secured First Lien Junior Term Loan, L+9.5%, 03/13/2023(b)	3,658,391	3,660,677
Stardust Finance Holdings Inc, Senior Secured First Lien Term Loan, 6.500%, 03/13/2022	9,130,383	9,101,851
US LBM Holdings LLC, Senior Secured First Lien Initial Term Loan, L+5.25%, 08/20/2022(b)	7,161,245	7,176,176
		75,425,135

Consumer Goods Durable - 1.10%
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 4.500%, 01/31/2020	1,717,638	1,703,149
Hercules Achievement Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/13/2021	4,912,500	4,944,235
Hillman Group Inc (The), Senior Secured First Lien Initial Term Loan, 4.500%, 06/30/2021	1,492,366	1,498,895
		8,146,279

Consumer Goods Non Durable - 2.32%
FGI Operating Company LLC, Senior Secured First Lien Term B Loan, 5.500%, 04/19/2019	1,379,298	1,277,575
Inmar Inc, Senior Secured Second Lien Initial Term Loan, 8.000%, 01/27/2022	9,034,198	8,341,546
Revlon Consumer Products Corporation, Senior Secured First Lien New Term Loan, 4.250%, 09/07/2023	5,962,733	5,982,023
SRAM LLC, Senior Secured First Lien Term Loan, 4.011%, 04/10/2020	1,687,686	1,645,494
		17,246,638

Containers, Packaging and Glass - 6.96%
Berlin Packaging LLC, Senior Secured Second Lien Initial Term Loan, 7.750%, 10/03/2022	428,571	431,964
Charter Nex US Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 02/07/2022	5,673,268	5,722,910
Coveris Holdings SA, Senior Secured First Lien USD Term Loan, L+3.50%, 05/08/2019(b)	7,007,765	7,013,266
Hilex Poly Co LLC, Senior Secured First Lien Term Loan, 6.000%, 12/06/2021	8,525,271	8,605,238
IBC Capital Limited, Senior Secured Second Lien Term Loan, 8.000%, 09/09/2022	485,294	442,831
Multi Packaging Solutions Inc, Senior Secured First Lien Initial Dollar Tranche B Term Loan, 4.250%, 09/30/2020	7,956,482	7,951,509
Plaze Inc, Senior Secured First Lien Term Loan, 5.254%, 07/31/2022	1,496,234	1,499,975
Printpack Holdings Inc, Senior Secured First Lien Term Loan, 5.000%, 07/26/2023	4,186,047	4,206,977

	Principal Amount	Value
Containers, Packaging and Glass (continued)
Prolampac Intermediate Inc, Senior Secured First Lien Initial Term Loan, L+4.75%, 08/18/2022(b)	$6,524,031	$6,577,039
Reynolds Group Holdings Inc, Senior Secured First Lien US Term Loan, L+3.25%, 02/06/2023(b)	9,249,313	9,291,212
		51,742,921

Energy, Oil and Gas - 3.67%
Ascent Resources - Marcellus LLC, Senior Secured First Lien Term Loan, 5.250%, 08/04/2020	7,407,407	4,111,148
Brock Holdings III Inc, Senior Secured Second Lien Initial Term Loan, 10.000%, 03/16/2018	3,833,333	3,646,458
Chief Exploration & Development LLC, Senior Secured Second Lien Term Loan, 7.753%, 05/17/2021	752,941	709,647
Crestwood Holdings LLC, Senior Secured First Lien Tranche B-1 Term Loan, 9.000%, 06/19/2019	5,035,175	4,678,534
Jonah Energy Inc, Senior Secured Second Lien Initial Term Loan, 7.500%, 05/12/2021	7,246,575	6,485,685
Sheridan Investment Partners I LLC, Senior Secured First Lien Tranche B-2 Term Loan, 4.340%, 10/01/2019	5,537,952	3,405,840
Sheridan Production Partners I-A LP, Senior Secured First Lien Tranche B-2 Term Loan, 4.340%, 10/01/2019	733,824	451,302
Sheridan Production Partners I-M LP, Senior Secured First Lien Tranche B-2 Term Loan, 4.340%, 10/01/2019	448,224	275,658
Utex Industries Inc, Senior Secured Second Lien New Term Loan, 8.250%, 05/23/2022	3,181,818	1,551,136
W3 Co, Senior Secured First Lien Term Loan, 5.750%, 03/13/2020	773,063	606,854
W3 Co, Senior Secured Second Lien Term Loan, 9.250%, 09/14/2020	3,385,430	1,399,317
		27,321,579

Environmental Industries - 1.12%
EnergySolutions LLC, Senior Secured First Lien Advance Term Loan, 6.750%, 05/29/2020	6,312,727	6,304,836
Infiltrator Water Technologies LLC, Senior Secured First Lien Term B-1 Loan, 4.500%, 05/27/2022	1,692,857	1,699,739
Wastequip LLC, Senior Secured First Lien Term Loan, 5.500%, 08/09/2019	329,970	330,382
		8,334,957

Healthcare and Pharmaceuticals - 14.35%
Albany Molecular Research Inc, Senior Secured First Lien Term Loan, 5.750%, 07/16/2021	3,282,084	3,302,597
Alvogen Pharma US Inc, Senior Secured First Lien Term Loan, 6.000%, 04/01/2022	7,818,509	7,842,981
Amneal Pharmaceuticals LLC, Senior Secured First Lien Term B Loan, 4.501%, 11/01/2019	1,114,343	1,118,801
Arbor Pharmaceuticals LLC, Senior Secured First Lien Initial Term Loan, 6.000%, 07/05/2023	5,113,472	5,139,039
Avantor Performance Materials Holdings Inc, Senior Secured First Lien Initial Term Loan, L+5.00%, 06/17/2022(b)	10,580,194	10,619,870
CHG Healthcare Services Inc, Senior Secured First Lien Term Loan, 4.750%, 06/07/2023	3,385,633	3,422,130
Concordia Healthcare Corp, Senior Secured First Lien Dollar Term Loan, 5.250%, 10/21/2021	5,379,907	4,822,495
CT Technologies Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 12/01/2021	2,993,792	2,963,854
Genoa a QoL Healthcare Company LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 04/29/2022	1,023,022	1,025,579
Global Healthcare Exchange LLC, Senior Secured First Lien Initial Term Loan, L+4.25%, 08/15/2022(b)	997,500	1,003,420
Greatbatch Ltd, Senior Secured First Lien Term B Loan, 5.250%, 10/27/2022	1,545,036	1,527,979
inVentiv Health Inc, Senior Secured First Lien Term Loan B, L+3.75%, 09/29/2023(b)	4,951,456	4,972,079
Mediware Information Systems Inc, Senior Secured First Lien Tranche B Loan, L+4.75%, 07/28/2023(b)	1,886,792	1,902,123
Medpace Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 04/01/2021	488,016	490,456
National Mentor Holdings Inc, Senior Secured First Lien Initial Tranche B Term Loan, 4.250%, 01/29/2021	3,536,269	3,545,658
Netsmart Technologies Inc, Senior Secured First Lien Initial Term Loan, 5.750%, 04/19/2023	5,701,228	5,735,094
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 5.000%, 06/07/2019	1,136,048	1,058,757
Onex Carestream Finance LP, Senior Secured Second Lien Term Loan, 9.500%, 12/09/2019	6,860,375	6,254,364
Onex Schumacher Finance LP, Senior Secured First Lien Initial Term Loan, 5.000%, 07/29/2022	5,521,667	5,545,825
Packaging Coordinators Midco Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 06/29/2023	5,213,370	5,226,403
Precyse Acquisition Corp, Senior Secured First Lien Initial Term Loan, 6.500%, 10/20/2022	4,206,711	4,243,520
Press Ganey Holdings Inc, Senior Secured First Lien Term Loan, L+3.25%, 09/29/2023(b)	3,465,347	3,474,010
Press Ganey Holdings Inc, Senior Secured Second Lien Term Loan, L+0.00%, 09/30/2024(b)	2,500,000	2,518,750

	Principal Amount	Value
Healthcare and Pharmaceuticals (continued)
Surgery Center Holdings Inc, Senior Secured First Lien Initial Term Loan, L+4.25%, 11/03/2020(b)	$5,076,415	$5,085,933
U.S. Renal Care Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 12/30/2022	7,266,551	6,994,055
Valeant Pharmaceuticals International, Senior Secured First Lien Series A-3 Tranche A Term Loan, 4.280%, 10/20/2018	6,810,425	6,814,682
		106,650,454

High Tech Industries - 22.02%
Ascend Learning LLC, Senior Secured First Lien Term Loan, 5.500%, 07/31/2019	3,328,687	3,345,331
Ascend Learning LLC, Senior Secured Second Lien Term Loan, 9.500%, 11/30/2020	1,000,000	990,000
Aspect Software Inc, Senior Secured First Lien Exit Term Loan, 10.000%, 05/25/2020	12,802,787	12,557,357
BMC Software Finance Inc, Senior Secured First Lien Initial US Term Loan, 5.000%, 09/10/2020	2,022,780	1,955,462
Cavium Inc, Senior Secured First Lien Initial Term B Loan, 3.750%, 08/16/2022	1,184,211	1,199,013
Ciena Corporation, Senior Secured First Lien 2016 Term Loan, 4.250%, 04/26/2021	1,930,645	1,940,298
Compuware Corporation, Senior Secured First Lien Tranche B-2 Term Loan, 6.250%, 12/15/2021	3,930,000	3,922,631
Compuware Corporation, Senior Secured Second Lien Term Loan, 9.250%, 12/15/2022	4,000,000	3,777,500
Cypress Semiconductor Corp, Senior Secured First Lien 2016 Incremental Term Loan, 6.500%, 07/05/2021	3,943,662	4,000,352
Dell Software Group, Senior Secured First Lien Term Loan B, L+6.00%, 09/27/2022(b)	10,550,725	10,482,145
Epicor Software Corporation, Senior Secured First Lien Term B Loan, 4.750%, 06/01/2022	5,653,922	5,585,028
Flexera Software LLC, Senior Secured Second Lien Term Loan, 8.000%, 04/02/2021	2,800,000	2,761,500
Hyland Software Inc, Senior Secured Second Lien Term Loan, 8.250%, 07/03/2023	2,524,544	2,546,634
Informatica Corporation, Senior Secured First Lien Dollar Term Loan, 4.500%, 08/05/2022	3,663,102	3,573,045
Kronos Incorporated, Senior Secured Second Lien Initial Term Loan, 9.750%, 04/30/2020	14,346,991	14,627,906
Lanai Holdings III Inc, Senior Secured First Lien Initial Term Loan, L+4.75%, 08/29/2022(b)	5,356,969	5,303,400
Landesk Software Inc, Senior Secured First Lien Term Loan, 5.500%, 09/16/2022	5,099,338	5,140,770
Landesk Software Inc, Senior Secured Second Lien Term Loan, L+8.50%, 09/16/2023(b)	3,950,617	3,940,741
MA FinanceCo LLC, Senior Secured First Lien Tranche B-2 Term Loan, 4.502%, 11/19/2021	9,974,237	10,028,297
Magic Newco LLC, Senior Secured First Lien USD Term Loan, 5.000%, 12/12/2018	592,960	595,122
Microsemi Corporation, Senior Secured First Lien Term B Loan, 3.750%, 01/16/2023	5,365,382	5,424,481
ON Semiconductor Corp, Senior Secured First Lien Tranche B Loan L+2.50%, 03/31/2023(b)	10,310,051	10,371,757
P2 Upstream Acquisition Co, Senior Secured First Lien Term Loan, 5.000%, 10/30/2020	4,167,857	3,909,971
Peak 10 Inc, Senior Secured First Lien Term Loan, 5.000%, 06/17/2021	2,095,042	2,105,517
Peak 10 Inc, Senior Secured Second Lien Initial Term Loan, 8.250%, 06/17/2022	5,083,333	4,727,500
Pomeroy Group LLC, Senior Secured First Lien Initial Term Loan, 6.920%, 11/12/2021	2,493,719	2,440,727
ProQuest LLC, Senior Secured First Lien Initial Term Loan, 5.750%, 10/25/2021	2,357,930	2,365,299
SolarWinds Holdings Inc, Senior Secured First Lien 2016 Refinancing Term Loan, 5.500%, 02/03/2023	3,465,541	3,503,662
Sophia LP, Senior Secured First Lien Closing Date Term Loan, 4.750%, 09/30/2022	8,852,579	8,869,177
Sybil Software LLC, Senior Secured First Lien Term B-1 Loan, L+4.00%, 08/03/2022(b)	3,741,497	3,768,398
Tech Finance & Co SCA, Senior Secured First Lien US Term Loan, 5.000%, 07/13/2020	7,383,179	7,415,517
Trader Corporation, Senior Secured First Lien Term Loan, L+4.00%, 08/09/2023(b)	3,716,216	3,741,784
TTM Technologies Inc, Senior Secured First Lien Term B Loan, 6.000%, 05/31/2021	6,010,798	6,055,879
Western Digital Corporation, Senior Secured First Lien US Term B-1 Loan, 4.500%, 05/01/2023	696,547	704,748
		163,676,949

Hotels, Gaming and Leisure - 2.81%
Alpha Topco Limited - Delta 2 (Lux) Sarl, Senior Secured First Lien Facility B3 (USD) Term Loan, 4.750%, 07/30/2021	2,373,451	2,380,536
Alpha Topco Limited - Delta 2 (Lux) Sarl, Senior Secured Second Lien Term Loan, 7.750%, 07/29/2022	4,000,000	4,021,000
Corner Investment Propco LLC, Senior Secured First Lien Term B Loan, 11.000%, 11/04/2019	2,810,942	2,782,832
Scientific Games International Inc, Senior Secured First Lien B-2 Term Loan, 6.000%, 10/01/2021	4,273,160	4,286,813
Travelport Finance (Luxembourg) Sarl, Senior Secured First Lien Term B Loan, 5.000%, 09/02/2021	2,925,177	2,941,631
UFC Holdings LLC, Senior Secured First Lien Term Loan, 5.000%, 08/18/2023	4,407,346	4,452,808
		20,865,620

	Principal Amount	Value
Media Advertising, Printing and Publishing - 0.35%
McGraw-Hill Global Education Holdings LLC, Senior Secured First Lien Term B Loan, 5.000%, 05/04/2022	$2,565,000	$2,585,520

Media Broadcasting and Subscription - 2.68%
Nexstar Broadcasting Inc, Senior Secured First Lien Initial Term B Loan L+3.00%, 09/26/2023(b)	502,910	505,948
Nexstar Broadcasting Inc, Senior Secured First Lien Term Loan B L+3.00%, 09/26/2023(b)	5,643,772	5,677,860
Numericable US LLC, Senior Secured First Lien USD Term B-6 Loan, 4.752%, 02/10/2023	6,451,250	6,505,666
Numericable-SFR SA, Senior Secured First Lien USD TLB-7 Term Loan, 5.002%, 01/15/2024	3,141,298	3,178,994
Sable International Finance Ltd, Senior Secured First Lien Term B-1 Loan, 5.588%, 01/03/2023	2,200,000	2,224,409
Sable International Finance Ltd, Senior Secured First Lien Term B-2 Loan, 5.830%, 01/03/2023	1,800,000	1,819,971
		19,912,848

Media Diversified and Production - 0.53%
Nielsen Finance (VNU), Senior Secured Term Loan B3, L+2.50%, 09/28/2023(b)	3,944,384	3,966,887

Metals and Mining - 2.27%
Fairmount Santrol Inc, Senior Secured First Lien 2016 Extended Term Loan, 4.500%, 07/16/2018	1,591,608	1,516,508
Fairmount Santrol Inc, Senior Secured First Lien Tranche B-2 Term Loan, L+3.50%, 09/05/2019(b)	4,236,893	3,793,078
McJunkin Red Man Corporation, Senior Secured First Lien 2013 Term Loan, 5.000%, 11/08/2019	7,408,189	7,250,765
Murray Energy Corporation, Senior Secured First Lien Term B-1 Loan, 7.750%, 04/17/2017	1,815,982	1,759,995
Murray Energy Corporation, Senior Secured First Lien Term B-2 Non-PIK Loan, 8.250%, 04/16/2020	2,997,559	2,558,237
		16,878,583

Retail - 5.88%
Albertson's LLC, Senior Secured First Lien 2016-1 Term B-4 Loan, 4.500%, 08/25/2021	3,599,778	3,631,888
Albertson's LLC, Senior Secured First Lien Term B-6 Loan, 4.750%, 06/22/2023	3,132,135	3,167,200
Ascena Retail Group Inc, Senior Secured First Lien Tranche B Term Loan, 5.250%, 08/19/2022	3,242,391	3,135,197
CEC Entertainment Inc, Senior Secured First Lien Term B Loan, 4.000%, 02/15/2021	3,969,465	3,924,829
CWGS Group LLC, Senior Secured First Lien Term Loan, L+4.75%, 02/20/2020(b)	4,333,333	4,346,203
Fairway Group Acquisition Company, Senior Secured First Lien First Out Term Loan, 9.000%, 01/03/2020	899,697	908,694
Fairway Group Acquisition Company, Senior Secured First Lien Last Out Term Loan, 10.000%, 01/03/2020	566,264	518,132
Fairway Group Holdings Corp, Senior Secured First Lien Subordinated Term Loan, 11.000%, 10/04/2021	491,946	405,856
Harbor Freight Tools USA Inc, Senior Secured First Lien Initial Term Loan, 4.000%, 08/18/2023	3,088,673	3,109,908
Jill Acquisition LLC, Senior Secured First Lien Initial Term Loan, 6.000%, 05/09/2022	2,332,149	2,302,997
Neiman Marcus Group Ltd LLC, Senior Secured First Lien Other Term Loan, 4.250%, 10/26/2020	2,336,744	2,157,107
Nine West Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 10/08/2019	4,894,850	2,535,532
Payless Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 03/11/2021	6,216,735	3,698,957
Payless Inc, Senior Secured Second Lien Initial Term Loan, 8.500%, 03/11/2022	1,845,543	387,564
Petco Animal Supplies Inc, Senior Secured First Lien Tranche B-2 Term Loan, 5.002%, 01/26/2023	6,733,020	6,813,480
Pier 1 Imports (US) Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/30/2021	2,036,458	1,858,268
Sports Authority (The), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	3,190,524	781,678
		43,683,490

Services - Business - 10.72%
Advantage Sales & Marketing Inc, Senior Secured Second Lien Initial Term Loan, 7.500%, 07/25/2022	6,750,000	6,439,939
Crossmark Holdings Inc, Senior Secured First Lien Term Loan, 4.500%, 12/20/2019	7,902,969	5,202,762
Crossmark Holdings Inc, Senior Secured Second Lien Term Loan, 8.750%, 12/21/2020	4,000,000	1,810,000
DTI Holdco Inc, Senior Secured First Lien Term Loan, L+5.25%, 09/25/2023(b)	11,027,027	10,948,901
Erie Acquisition Holdings Inc (GCA Services Group Inc), Senior Secured First Lien Term Loan, 5.809%, 03/01/2023	10,061,798	10,154,567

	Principal Amount	Value
Services - Business (continued)
FHC Health Systems Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/23/2021	$181,256	$177,348
FR Dixie Acquisition Corp, Senior Secured First Lien Initial Term Loan, 5.750%, 12/18/2020	5,118,421	2,072,960
Neff Rental LLC, Senior Secured Second Lien Closing Date Term Loan, 7.250%, 06/09/2021	6,070,059	5,948,658
Outerwall Inc, Senior Secured First Lien Term Loan, L+4.25%, 09/26/2023(b)	1,268,882	1,279,985
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Incremental Term Loan, 6.750%, 02/28/2022	8,481,132	8,412,223
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Initial Term Loan, 6.750%, 02/28/2022	1,267,677	1,257,377
SurveyMonkey.com LLC, Senior Secured First Lien Term Loan, 6.250%, 02/07/2019	5,421,014	5,441,343
Transaction Network Services, Senior Secured First Lien Initial Term Loan, 5.000%, 02/14/2020	1,805,901	1,820,582
Transaction Network Services, Senior Secured Second Lien Initial Term Loan, 9.000%, 08/14/2020	4,980,931	4,943,574
TravelCLICK Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 11/08/2021	9,125,000	9,033,750
USAGM Holdco LLC, Senior Secured First Lien Initial Term Loan, 4.750%, 07/28/2022	4,764,000	4,752,090
		79,696,059

Services - Consumer - 1.77%
Nord Anglia Education Finance LLC, Senior Secured First Lien Initial Term Loan, 5.002%, 03/31/2021	3,785,328	3,799,542
NVA Holdings Inc, Senior Secured Second Lien Term Loan, 8.000%, 08/14/2022	826,001	826,517
Prime Security Services Borrower LLC, Senior Secured First Lien Term B-1 Loan, 4.750%, 05/02/2022	3,917,582	3,961,341
Prime Security Services Borrower LLC, Senior Secured Second Lien Term B Loan, 9.750%, 07/01/2022	778,846	794,914
Red Lobster Management LLC, Senior Secured First Lien Initial Term Loan, 6.250%, 07/28/2021	1,077,211	1,084,956
Renaissance Learning Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/09/2021	2,736,842	2,732,285
		13,199,555

Telecommunications - 5.24%
Alorica Inc, Senior Secured First Lien Term B Loan, 5.500%, 06/30/2022	3,348,252	3,394,290
ConvergeOne Holdings Corporation, Senior Secured First Lien Initial Term Loan, 6.000%, 06/17/2020	3,532,689	3,519,442
Cortes NP Acquisition Corp, Senior Secured Term Loan, L+5.00%, 09/29/2023(b)	11,912,409	11,555,036
Fairpoint Communications Inc, Senior Secured First Lien Term Loan, 7.500%, 02/14/2019	781,493	784,490
Nextgen Finance LLC, Senior Secured First Lien Term B Loan, 5.000%, 05/31/2021	1,955,000	1,955,000
TierPoint LLC, Senior Secured First Lien Term B-1 Loan, 5.500%, 12/02/2021	10,889,143	10,753,083
Windstream Services LLC, Senior Secured First Lien Term Loan B, L+4.00%, 03/29/2021(b)	6,965,000	6,999,825
		38,961,166

Transportation Cargo - 0.37%
XPO Logistics Inc, Senior Secured First Lien Term B-2 Loan, 4.250%, 11/01/2021	2,759,043	2,779,170

Transportation Consumer - 1.52%
Air Canada, Senior Secured Term Loan B, L+2.75%, 09/21/2023(b)	2,821,705	2,831,581
Air Medical Group Holdings Inc, Senior Secured First Lien 2016 New Term Loan, 5.000%, 04/28/2022	1,930,645	1,945,125
Lineage Logistics LLC, Senior Secured First Lien Term Loan, 4.500%, 04/07/2021	6,558,767	6,493,180
		11,269,886

Utilities Electric - 7.16%
Chief Power Finance LLC, Senior Secured First Lien Term B Advance Loan, 5.750%, 12/31/2020	4,854,578	3,996,920
Exgen Texas Power LLC, Senior Secured First Lien Term Loan, 5.750%, 09/20/2021	6,272,529	5,145,449
Granite Acquisition Inc, Senior Secured Second Lien Term B Loan, 8.250%, 12/19/2022	6,383,459	6,053,625
Green Energy Partners / Stonewall LLC, Senior Secured First Lien Term B-1 Conversion Advance Loan, 6.500%, 11/15/2021	1,601,000	1,564,978
Moxie Patriot LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 6.750%, 12/18/2020	454,302	446,352
Panda Liberty LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 7.500%, 08/21/2020	6,899,169	6,812,929
Panda Temple Power II LLC, Senior Secured First Lien Construction Term Loan, 7.250%, 04/03/2019	9,970,114	9,297,131

	Principal Amount	Value
Utilities Electric (continued)
Pike Corporation, Senior Secured First Lien Initial Term Loan, 5.500%, 12/22/2021	$1,822,581	$1,831,129
Sandy Creek Energy Associates LP, Senior Secured First Lien Term Loan, 5.000%, 11/09/2020	8,165,105	6,925,070
Texas Competitive Electric Holdings Company LLC, Senior Secured First Lien DIP Term B Loan, 5.000%, 10/31/2017	4,918,504	4,961,984
Texas Competitive Electric Holdings Company LLC, Senior Secured First Lien DIP Term C Loan, 5.000%, 10/31/2017	1,121,764	1,131,681
TPF II Power LLC, Senior Secured First Lien Term Loan, 5.000%, 10/02/2021	5,027,927	5,085,119
		53,252,367

TOTAL FLOATING RATE LOAN INTERESTS (Cost $933,797,073)		906,040,926

CONVERTIBLE CORPORATE BONDS(a) - 0.10%
Energy, Oil and Gas - 0.10%
Comstock Resources Inc, 7.750%, 04/01/2019	1,000,000	735,000

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $613,403)		735,000

CORPORATE BONDS - 33.88%
Automotive - 0.28%
Omega US Sub LLC, Senior Unsecured Bond, 8.750%, 07/15/2023(c)	1,920,000	2,097,600

Banking, Finance, Insurance and Real Estate - 4.42%
First Data Corp, Senior Unsecured Bond, 7.000%, 12/01/2023(c)	2,000,000	2,120,000
Fly Leasing Limited, Senior Unsecured Bond:
6.750%, 12/15/2020	500,000	516,875
6.375%, 10/15/2021	2,100,000	2,142,000
Hockey Merger Sub 2 Inc, Senior Unsecured Bond, 7.875%, 10/01/2021(c)	4,000,000	4,090,000
HUB Holdings LLC, Senior Unsecured Bond, 8.125%, 07/15/2019(c)(d)	7,500,000	7,350,000
National Financial Partners Corp, Senior Unsecured Bond, 9.000%, 07/15/2021(c)	6,850,000	7,063,206
Onex York Acquisition Co, Senior Unsecured Bond, 8.500%, 10/01/2022(c)	12,200,000	9,546,500
		32,828,581

Beverage, Food and Tobacco - 2.58%
Dole Food Co Inc, Senior Secured Bond, 7.250%, 05/01/2019(c)	6,350,000	6,461,125
P F Chang's China Bistro Inc, Senior Unsecured Bond, 10.250%, 06/30/2020(c)	13,415,000	12,710,713
		19,171,838

Capital Equipment - 0.71%
Hardwoods Acquisition Inc, Senior Secured Bond, 7.500%, 08/01/2021(c)	2,321,000	1,758,158
NWH Escrow Corp, Senior Secured Bond, 7.500%, 08/01/2021(c)	4,650,000	3,522,375
		5,280,533

Chemicals, Plastics and Rubber - 0.19%
Pinnacle Operating Corporation, Senior Secured Bond, 9.000%, 11/15/2020(c)	2,000,000	1,400,000

Construction and Building - 3.66%
BMC East LLC, Senior Unsecured Bond, 5.500%, 10/01/2024(c)	4,360,000	4,370,900
Builders FirstSource Inc, Senior Unsecured Bond, 10.750%, 08/15/2023(c)	5,000,000	5,762,500
FBM Finance Inc, Senior Secured Bond, 8.250%, 08/15/2021(c)	1,570,000	1,648,500
PriSo Acq Corp / Bldng Pro, Senior Unsecured Bond, 9.000%, 05/15/2023(c)	13,060,000	12,733,500
Zachry Holdings Inc, Senior Unsecured Bond, 7.500%, 02/01/2020(c)	2,700,000	2,700,000
		27,215,400

Consumer Goods Durable - 0.25%
Apex Tool Group LLC, Senior Unsecured Bond, 7.000%, 02/01/2021(c)	650,000	624,812
Hillman Group Inc (The), Senior Unsecured Bond, 6.375%, 07/15/2022(c)	1,300,000	1,225,250
		1,850,062

	Principal Amount	Value
Consumer Goods Non Durable - 0.41%
Revlon Consumer Products Corporation, Senior Unsecured Bond, Series WI, 5.750%, 02/15/2021	$3,000,000	$3,075,000

Containers, Packaging and Glass - 1.19%
ARD Finance SA, Senior Unsecured Bond, 7.125%, 09/15/2023(c)	1,600,000	1,596,000
Coveris Holdings SA, Senior Unsecured Bond, 7.875%, 11/01/2019(c)	6,454,000	6,631,485
Reynolds GRP ISS / Reynold, Senior Unsecured Bond, 7.000%, 07/15/2024(c)	560,000	601,650
		8,829,135

Energy, Oil and Gas - 2.58%
Calumet Specialty Prod, Senior Unsecured Bond, 7.750%, 04/15/2023	6,600,000	5,313,000
Comstock Resources Inc, Senior Unsecured Bond, 10.000%, 03/15/2020	3,000,000	2,790,000
CSI Compressco LP / CSI Compressco Finance Inc, Senior Unsecured Bond, 7.250%, 08/15/2022	800,000	760,000
Lightstream Resources, Senior Unsecured Bond, Series AI, 9.875%, 06/15/2019	7,808,742	7,105,955
SandRidge Energy Inc, Senior Secured Bond, 8.750%, 06/01/2020(c)(e)	6,250,000	2,265,625
Talos Production LLC, Senior Unsecured Bond, 9.750%, 02/15/2018(c)	2,000,000	937,500
		19,172,080

Forest Products and Paper - 0.41%
Tembec Industries Inc, Senior Secured Bond, 9.000%, 12/15/2019(c)	3,961,000	3,020,263

Healthcare and Pharmaceuticals - 2.10%
Concordia Healthcare Corp, Senior Unsecured Bond, 7.000%, 04/17/2023(c)	4,500,000	2,902,500
Double Eagle Acquisition Sub Inc, Senior Unsecured Bond, 7.500%, 10/01/2024(c)	1,010,000	1,031,462
Kinetic Concepts / KCI USA Inc, Senior Unsecured Bond, 9.625%, 10/01/2021(c)	4,070,000	4,080,175
Surgery Center Holdings Inc, Senior Unsecured Bond, 8.875%, 04/15/2021(c)	5,500,000	5,885,000
Valeant Pharmaceuticals, Senior Unsecured Bond:
5.375%, 03/15/2020(c)	1,250,000	1,162,500
6.125%, 04/15/2025(c)	650,000	561,438
		15,623,075

High Tech Industries - 3.03%
BMC Software Inc, Senior Unsecured Bond, 7.250%, 06/01/2018	5,330,000	5,330,000
Boxer Parent Co Inc, Senior Unsecured Bond, 9.000%, 10/15/2019(c)(d)	3,000,000	2,730,000
Global A&T Electronics, Senior Unsecured Bond, 10.000%, 02/01/2019(c)	6,000,000	4,785,000
Infor US Inc, Senior Unsecured Bond, 6.500%, 05/16/2022	4,250,000	4,324,375
Riverbed Technology Inc, Senior Unsecured Bond, 8.875%, 03/01/2023(c)	4,966,000	5,332,242
		22,501,617

Hotels, Gaming and Leisure - 3.21%
Mood Media Corporation, Senior Unsecured Bond, 9.250%, 10/15/2020(c)	9,850,000	7,732,250
Scientific Games Corp, Senior Unsecured Bond, 8.125%, 09/15/2018	15,000,000	15,056,250
Scientific Games International Inc, Senior Secured Bond, 7.000%, 01/01/2022(c)	1,000,000	1,062,500
		23,851,000

Media Advertising, Printing and Publishing - 0.14%
Southern Graphics Inc, Senior Unsecured Bond, 8.375%, 10/15/2020(c)	1,000,000	1,020,000

Media Broadcasting and Subscription - 3.37%
Altice Financing SA, Senior Secured Bond, 7.500%, 05/15/2026(c)	4,230,000	4,415,062
Cablevision Systems Corp, Senior Unsecured Bond, 8.000%, 04/15/2020	4,600,000	4,830,000
Cequel Communications Holdings I, Senior Unsecured Bond:
6.375%, 09/15/2020(c)	5,500,000	5,685,625
5.125%, 12/15/2021(c)	500,000	501,255
Numericable Group SA, Senior Secured Bond:
6.000%, 05/15/2022(c)	2,250,000	2,303,438
6.250%, 05/15/2024(c)	2,000,000	1,994,404
Numericable-SFR SA, Senior Secured Bond, 7.375%, 05/01/2026(c)	5,170,000	5,291,185
		25,020,969

	Principal Amount	Value
Media, Advertising, Printing and Publishing - 0.12%
McGraw-Hill Global Education, Senior Unsecured Bond, 7.875%, 05/15/2024(c)	$820,000	$888,675

Retail - 0.30%
CEC Entertainment Inc, Senior Unsecured Bond, 8.000%, 02/15/2022	1,369,000	1,370,711
Nine West Holdings Inc, Senior Unsecured Bond, 8.250%, 03/15/2019(c)	5,600,000	896,000
		2,266,711

Services - Business - 1.00%
ADT Corp, Senior Unsecured Bond, 4.125%, 06/15/2023	2,000,000	1,975,000
Modular Space Corp, Senior Secured Bond, 10.250%, 01/31/2019(c)	12,840,000	5,457,000
		7,432,000

Telecommunications - 2.50%
Communications Sales & Leasing Inc, Senior Secured Bond, 6.000%, 04/15/2023(c)	1,625,000	1,690,000
Fairpoint Communications Inc, Senior Secured Bond, 8.750%, 08/15/2019(c)	10,600,000	10,851,750
Frontier Communications, Senior Unsecured Bond:
10.500%, 09/15/2022	750,000	797,813
7.125%, 01/15/2023	4,000,000	3,750,000
Windstream Corporation Inc, Senior Unsecured Bond, 7.750%, 10/15/2020	1,500,000	1,537,500
		18,627,063

Transportation Consumer - 0.25%
Air Canada, Senior Unsecured Bond, 7.750%, 04/15/2021(c)	1,750,000	1,898,750

Utilities Electric - 1.18%
GenOn Energy Inc, Senior Secured Bond, 9.875%, 10/15/2020	7,400,000	5,550,000
RRI Energy Inc, Senior Unsecured Bond, 7.875%, 06/15/2017	3,900,000	3,246,750
		8,796,750

TOTAL CORPORATE BONDS (Cost $274,119,687)		251,867,102

	Shares
COMMON STOCK - 0.36%
Energy, Oil and Gas - 0.31%
TE Holdcorp LLC, Class A(f)	197,643	$1,410,674
Titan Energy LLC(f)	29,318	897,459
		2,308,133

Retail - 0.05%
Fairway Group Holdings Corp(f)	11,419	366,892

TOTAL COMMON STOCK (Cost $12,252,274)		2,675,025

PREFERRED STOCK - 0.18%
Energy, Oil and Gas - 0.18%
TE Holdcorp LLC(f)	131,013	1,326,503

TOTAL PREFERRED STOCK (Cost $1,310,126)		1,326,503

	Shares	Value
Energy, Oil and Gas (continued)
WARRANTS - 0.01%
Energy, Oil and Gas - 0.01%
Comstock Resources Inc expires 9/6/2018 at $995.12	8,250	$62,865

TOTAL WARRANTS (Cost $–)		62,865

Total Investments - 156.41% (Cost $1,222,092,563)		1,162,707,421

Liabilities in Excess of Other Assets - (4.98)%		(37,021,824)
Term Preferred Shares - (6.10)%
(plus distributions payable on term preferred shares)		(45,297,825)

Leverage Facility - (45.33)%		(337,000,000)

Net Assets - 100.00%		$743,387,772

Amounts above are shown as a percentage of net assets as of September 30, 2016.

(a)	The interest rate shown represents the rate at period end.
(b)
All or a portion of this position has not settled as of September 30, 2016. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $182,395,873, which represents approximately 24.54% of net assets as of September 30, 2016. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.

(d)	Option to convert to pay-in-kind security.
(e)	Security is currently in default and is therefore non-income producing.
(f)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Strategic Credit Fund (the “Fund” or “BGB”) is a diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that date, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BGB’s investment adviser. BGB’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. The Fund will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first and second lien secured  loans (‘‘Senior Secured Loans’’ or “Loans”) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s assets will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to BGB’s Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of the Fund by a period of two years or such shorter time as may be determined. The dissolution date of the Fund may be extended an unlimited number of times.

BGB was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, BGB is now classified as a diversified company as of September 25, 2015. This means that with respect to 75% of the Fund’s total assets, no more than 5% of the Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities and securities of other investment companies. BGB may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material.  BGB is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BGB’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGB’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade.  Any investments and other assets for which such current market quotations are not readily available are generally valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BGB’s perceived risk of investing in those securities.

The following table summarizes the valuation of BGB’s investments under the fair value hierarchy levels as of September 30, 2016:

Blackstone / GSO Strategic Credit Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Beverage, Food and Tobacco	$–	$7,776,440	$10,319,191	$18,095,631
Capital Equipment	–	4,405,017	4,590,909	8,995,926
Chemicals, Plastics and Rubber	–	11,220,733	8,819,553	20,040,286
Construction and Building	–	66,651,552	8,773,583	75,425,135
Consumer Goods Non Durable	–	15,601,144	1,645,494	17,246,638
Containers, Packaging and Glass	–	50,242,946	1,499,975	51,742,921
Environmental Industries	–	2,030,121	6,304,836	8,334,957
Healthcare and Pharmaceuticals	–	92,590,953	14,059,501	106,650,454
High Tech Industries	–	149,178,359	14,498,590	163,676,949
Hotels, Gaming and Leisure	–	18,082,788	2,782,832	20,865,620
Retail	–	42,759,502	923,988	43,683,490
Services - Business	–	63,148,006	16,548,053	79,696,059
Telecommunications	–	27,406,130	11,555,036	38,961,166
Transportation Consumer	–	4,776,706	6,493,180	11,269,886
Other	–	241,355,808	–	241,355,808
Convertible Corporate Bonds	–	735,000	–	735,000
Corporate Bonds
Energy, Oil and Gas	–	12,066,125	7,105,955	19,172,080
Other	–	232,695,022	–	232,695,022
Common Stock
Energy, Oil and Gas	–	1,410,674	897,459	2,308,133
Retail	–	–	366,892	366,892
Preferred Stocks	–	1,326,503	–	1,326,503
Warrants	–	62,865	–	62,865
Total	$–	$1,045,522,394	$117,185,027	$1,162,707,421

*	Refer to each Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGB has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Strategic Credit Fund	Floating Rate Loan Interests	Common Stock	Corporate Bonds	Total
Balance as of December 31, 2015	$129,630,453	$2,437,065	$6,520,300	$138,587,818
Accrued Discount/ Premium	105,248	-	(10,891)	94,357
Return of Capital	-	-	-	-
Realized Gain/(Loss)	(1,110,637)	2,437,031	-	1,326,394
Change in Unrealized Appreciation/(Depreciation)	6,920,122	(5,517,463)	596,546	1,999,205
Purchases	59,730,342	4,344,783	-	64,075,125
Sales Proceeds	(37,817,810)	(2,437,065)	-	(40,254,875)
Transfer into Level 3	13,734,862	-	-	13,734,862
Transfer out of Level 3	(62,377,859)	-	-	(62,377,859)
Balance as of September 30, 2016	$108,814,721	$1,264,351	$7,105,955	$117,185,027
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2016	$(1,073,819)	$(3,080,398)	$596,546	$(3,557,671)

Information about Level 3 fair value measurements as of September 30, 2016:

Blackstone / GSO Strategic Credit Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range
Assets
Floating Rate Loan Interests	$108,814,821	Third-party vendor pricing service	Vendor quotes	N/A
Common Stock	$1,264,351
	$366,892	Last Transaction Price	N/A	N/A
	$862,829	Volume Weighted Average Price	N/A	N/A
Corporate Bonds	$7,105,955
		Market Multiple	PV-10 Multiple	0.81x
		Market Multiple	Production (boe/d)	44912
		Market Multiple	Proved Reserves (boe)	14.2

boe/d =Barrels of oil production per day.       boe = Barrel of Oil Equivalent

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3.  SENIOR SECURED LOANS

BGB will seek to achieve its investment objectives by investing primarily in U.S. corporate fixed income instruments, including Loans and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB's Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BGB's accrued liabilities (other than liabilities related to the principal amount of leverage). At September 30, 2016, 102.94% of BGB’s Managed Assets were held in corporate fixed income instruments, including Senior Secured Loans.

First lien secured loans hold a senior position in the capital structure of a business entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the borrower of the Loan (the "Borrower") that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual loan remaining maturities may be substantially less than their stated maturities. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to senior obligations of the Borrower. At September 30, 2016, BGB had invested $153,724,305 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGB typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGB, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

Loans may not be considered "securities," and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if BGB acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGB may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through a participation. BGB had no outstanding participations as of September 30, 2016.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a 364‐day revolving line of credit ("Leverage Facility") dated December 21, 2012, as amended at December 20, 2013, December 19, 2014, December 18, 2015 and July 26, 2016 to borrow up to a limit of $415 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.80% above LIBOR, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1) week or one (1), two (2), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is 0.15% on the undrawn amounts when drawn amounts exceed 50% of the borrowing limit and 0.25% on the undrawn amounts at any other time. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further 364‐day period with the consent of the lending bank. At September 30, 2016, BGB had borrowings outstanding under its Leverage Facility of $337 million, at an interest rate of 1.32%. Due to the short term nature of the Agreement, face value approximates fair value at September 30, 2016. This fair value is based on Level 2 inputs under the three‐tier fair valuation hierarchy (see Note 2). For the quarter ended September 30, 2016, the average borrowings under BGB's Leverage Facility and the average interest rate were $332,368,613 and 1.25%, respectively.

On July 27, 2016, BGB issued 45,000 Mandatory Redeemable Preferred Shares (“MRPS”) with an aggregate liquidation preference of $45 million, rated “AA” by Fitch Ratings. BGB used the proceeds of the offering to make additional investments for BGB’s portfolio. The final redemption date of the MRPS is July 27, 2023.  BGB makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.61%.

Under the Agreement and the governing documents of the MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon. As of September 30, 2016, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of leverage by the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. During periods when BGB is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which include the assets purchased through leverage. As of September 30, 2016, BGB's leverage represented 33.94% of the Fund’s Managed Assets (with the borrowings under the Leverage Facility representing 29.94% of Managed Assets and the MRPS representing 4.00% of Managed Assets.

NOTE 5.  UNREALIZED APPRECIATION/(DEPRECIATION)

On September 30, 2016, based on a cost of $1,222,126,466 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,790,093 aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $78,209,138, resulting in net unrealized depreciation of $59,419,045.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Strategic Credit Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer) Chairman, Chief Executive Officer and President

Date:	November 29, 2016

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer) Treasurer and Chief Financial Officer

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer) Chairman, Chief Executive Officer and President

Date:	November 29, 2016

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer) Treasurer and Chief Financial Officer

Date:	November 29, 2016